UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GOOD HARBOR TACTICAL CORE U.S. FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares			Value

	EXCHANGE TRADED FUNDS - 68.7%
	BOND FUND - 17.2%
2,445,388	iShares 7-10 Year Treasury Bond ETF		$ 253,293,289

	EQUITY FUNDS - 51.5%
1,277,244	iShares Core S&P 500 ETF		251,617,068
1,765,865	iShares Core S&P Mid-Cap ETF		252,659,964
2,136,873	iShares Russell 2000 ETF		253,881,881
			758,158,913

	TOTAL EXCHANGE TRADED FUNDS (Cost - $991,783,623)		1,011,452,202

	SHORT-TERM INVESTMENTS - 24.5%
	MONEY MARKET FUND - 24.5%
360,964,755	STIT - Liquid Assets Portfolio, to yield 0.06% * (Cost - $360,964,755)		360,964,755

	TOTAL INVESTMENTS - 93.2% (Cost - $1,352,748,378) (a)		$ 1,372,416,957
	OTHER ASSETS LESS LIABILITIES - NET - 6.8%		99,604,178
	NET ASSETS - 100.0%		$ 1,472,021,135

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,355,962,945 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 19,668,579
		Unrealized depreciation	(3,214,567)
		Net unrealized appreciation	$ 16,454,012

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
1,822	Russell Mini Future, September 2014	$ 216,872,660	$ 3,369,980
2,209	S&P E-Mini Future, September 2014	215,653,625	1,021,662
1,510	S&P Midcap 400 Emini, September 2014	215,824,300	2,377,390
625	U.S. 10 Year Future, September 2014	78,232,500	47,375
218	U.S. Long Bond Future, September 2014	29,906,984	154,875
	Net Unrealized Gain from Open Long Futures Contracts		$ 6,971,282

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
		PORTFOLIO OF INVESTMENTS (Unaudited)
		June 30, 2014
	Shares		Value
		EXCHANGE TRADED FUNDS - 94.1%
		EQUITY FUND - 94.1%
	86,312	iShares MSCI France ETF	$ 2,515,995
	73,815	iShares MSCI Switzerland Capped ETF	2,533,331
	118,385	iShares MSCI United Kingdom ETF	2,471,879
	21,383	ProShares Ultra MSCI EAFE *	2,577,718
		TOTAL EXCHANGE TRADED FUNDS (Cost - $10,176,612)	10,098,923

		SHORT-TERM INVESTMENTS - 3.5%
		MONEY MARKET FUND - 3.5%
	374,380	STIT - Liquid Assets Portfolio, to yield 0.06% ** (Cost - $374,380)	374,380

		TOTAL INVESTMENTS - 97.6% (Cost - $10,550,992) (a)	$ 10,473,303
		OTHER ASSETS LESS LIABILITIES - NET - 2.4%	260,987
		NET ASSETS - 100.0%	$ 10,734,290

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,550,992
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 145,250
		Unrealized depreciation	(222,939)
		Net unrealized depreciation	$(77,689)

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
	Shares		Value

		COMMON STOCK - 86.2%
		IRON/STEEL - 3.7%
	704,813	Vale SA	$ 9,324,676

		MINING - 14.8%
	205,667	Freeport-McMoRan Copper & Gold, Inc.	7,506,846
	373,438	Goldcorp, Inc.	10,422,654
	478,764	Silver Wheaton Corp.	12,577,130
	241,476	Southern Copper Corp.	7,333,626
			37,840,256
		OIL & GAS - 26.9%
	638,349	Enerplus Corp.	16,073,628
	155,911	Ensco PLC	8,663,975
	2,117,754	Pengrowth Energy Corp.	15,205,474
	2,940,771	Penn West Petroleum Ltd.	28,701,925
			68,645,002
		REITS - 40.8%
	868,251	American Realty Capital Properties, Inc.	10,879,185
	128,510	AvalonBay Communities, Inc. * ^	18,272,837
	313,522	Hospitality Properties Trust	9,531,069
	349,284	Kimco Realty Corp.	8,026,546
	951,203	Lexington Realty Trust	10,472,745
	214,567	Omega Healthcare Investors, Inc.	7,908,940
	138,539	Realty Income Corp. * ^	6,153,902
	64,072	Simon Property Group, Inc.	10,653,892
	439,278	Starwood Property Trust, Inc.	10,441,638
	179,316	Ventas, Inc.	11,494,156
			103,834,910

		TOTAL COMMON STOCK (Cost - $203,603,052)	219,644,844

		PREFERRED STOCK - 2.9%
		REITS - 2.9%
	320,689	American Realty Capital Properties, Inc. +
		TOTAL PREFERRED STOCK (Cost - $7,231,771)	7,513,743

	Contracts **	PURCHASED PUT OPTIONS + - 0.0% #
		Pengrowth Energy Corp.
	3,791	Expiration January 2015, Exercise Price $6.00
		TOTAL PURCHASED PUT OPTIONS (Cost - $79,953)	75,820

		SHORT-TERM INVESTMENTS - 16.5%
	Shares	MONEY MARKET FUND - 16.5%
	41,919,998	STIT - Liquid Assets Portfolio, to yield 0.06% *** (Cost - $41,919,998)	41,919,998

		TOTAL INVESTMENTS - 105.6% (Cost - $252,834,774) (a)	$ 269,154,405
		OTHER LIABILITIES LESS ASSETS - NET - (5.6) %	(14,399,571)
		NET ASSETS - 100.0%	$ 254,754,834

*	Subject to written option.
^	A portion of the security is pledged as collateral for options written.
+	Non-income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
#	Value is under 0.05%.
***	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $252,468,617 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 16,851,689
		Unrealized depreciation	(561,023)
		Net unrealized appreciation	$ 16,290,666

	Contracts **		Value
CALL OPTIONS WRITTEN +
	1,222	AvalonBay Communities, Inc.
		Expiration January 2015, Exercise Price $150.00	$ 245,622
	1,300	Realty Income Corp.
		Expiration December 2014, Exercise Price $45.00	149,500
		TOTAL CALL OPTIONS WRITTEN (Proceeds - $366,157) (a)	$ 395,122

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+	Non-income producing security.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 95.4%
	EQUITY FUNDS - 95.4%
2,364	iShares MSCI Brazil Capped ETF	$ 112,952
4,908	iShares MSCI China ETF	227,584
7,722	iShares MSCI India ETF	229,614
3,374	iShares MSCI Mexico Capped ETF	228,791
3,306	iShares MSCI South Africa ETF	227,155
1,751	iShares MSCI South Korea Capped ETF	113,850
14,540	iShares MSCI Taiwan ETF	229,732
5,641	ProShares Ultra MSCI Emerging Markets *	456,921
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,774,195)	1,826,599

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
118,035	STIT - Liquid Assets Portfolio, to yield 0.06% ** (Cost - $118,035)	118,035

	TOTAL INVESTMENTS - 101.6% (Cost - $1,892,230) (a)	$ 1,944,634
	OTHER LIABILITIES LESS ASSETS - NET - (1.6) %	(29,672)
	NET ASSETS - 100.0%	$ 1,914,962

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,892,230 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 52,646
	Unrealized depreciation	(242)
	Net unrealized appreciation	$ 52,404

TACTICAL CORE U.S. II FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
	Shares		Value

		EXCHANGE TRADED FUNDS - 96.6%
		EQUITY FUNDS - 96.6%
	88	iShares Core S&P 500 ETF	$ 17,336
	123	iShares Core S&P Mid-Cap ETF	17,599
	297	iShares Russell 2000 ETF	35,286
	105	ProShares Ultra MidCap400 *	7,556
	170	ProShares Ultra Russell2000 *	15,154
	64	ProShares Ultra S&P500	7,410
		TOTAL EXCHANGE TRADED FUNDS (Cost - $99,526)	100,341

		SHORT-TERM INVESTMENTS - 3.3%
		MONEY MARKET FUND - 3.3%
	3,399	STIT - Liquid Assets Portfolio, to yield 0.06% ** (Cost - $3,399)	3,399

		TOTAL INVESTMENTS - 99.9% (Cost - $102,925) (a)	$ 103,740
		OTHER ASSETS LESS LIABILITIES - NET - 0.1%	66
		NET ASSETS - 100.0%	$ 103,806

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,925
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 827
		Unrealized depreciation	(12)
		Net unrealized appreciation	$ 815

GOOD HARBOR TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
SHORT-TERM INVESTMENTS - 100.9%
MONEY MARKET FUND - 100.9%
104,924	STIT - Liquid Assets Portfolio, to yield 0.06% * (Cost - $104,924)	$ 104,924

	TOTAL INVESTMENTS - 100.9% (Cost - $104,924)	$ 104,924
	OTHER LIABILITIES LESS ASSETS - NET - (0.9) %	(948)
	NET ASSETS - 100.0%	$ 103,976

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

As of June 30, 2014, the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
					Unrealized
		Settlement	Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Amount Purchased	Market Value	/(Depreciation)
To Buy:
	Australian	7/18/2014	63,634	59,932	633
	British	7/18/2014	11,688	19,987	142
	Canadian	7/18/2014	77,231	72,439	469
	Euro	7/18/2014	65,028	89,025	362
	Japanese	7/18/2014	12,919,929	127,552	1,032
	Japanese	7/18/2014	1,499	15	-
	New Zealand	7/18/2014	146,271	127,808	1,288
	Norwegian	7/18/2014	763,641	124,401	(2,119)
	Singapore	7/18/2014	6,595	5,290	13
	Swiss	7/18/2014	113,521	128,014	1,494

To Sell:
	Australian	7/18/2014	125,166	117,885	(526)
	British	7/18/2014	39,212	67,055	(654)
	Canadian	7/18/2014	98,287	92,188	(1,862)
	Euro	7/18/2014	93,210	127,607	(1,088)
	New Zealand	7/18/2014	124,826	109,069	(332)
	Norwegian	7/18/2014	828,641	134,989	(293)
	Singapore	7/18/2014	75,585	60,628	(247)
	Swedish	7/18/2014	843,101	125,981	539
	Swedish	7/18/2014	9,034	1,350	(9)
	Swiss	7/18/2014	268	303	(2)
		Total unrealized loss on forward foreign currency contracts			$ (1,160)

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).   If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core U.S. Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 1,011,452,202	$ -	$ -	$1,011,452,202
Money Market Fund	360,964,755	-	-	360,964,755
Total	$ 1,372,416,957	$ -	$ -	$1,372,416,957
Derivatives:
Long Futures Contracts	$ 6,971,282	$ -	$ -	$ 6,971,282

Good Harbor Tactical Core Developed Markets Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,098,923	$ -	$ -	$ 10,098,923
Money Market Fund	374,380	-	-	374,380
Total	$ 10,473,303	$ -	$ -	$ 10,473,303

Good Harbor Tactical Equity Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 219,644,844	$ -	$ -	$ 219,644,844
Preferred Stock	7,513,743			7,513,743
Purchased Put Options	75,820	-	-	75,820
Money Market Fund	41,919,998	-	-	41,919,998
Total	$ 269,154,405	$ -	$ -	$ 269,154,405

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 395,122	$ -	$ -	$ 395,122

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Good Harbor Tactical Core Emerging Markets Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,826,599	$ -	$ -	$ 1,826,599
Money Market Fund	118,035	-	-	118,035
Total	$ 1,944,634	$ -	$ -	$ 1,944,634

Tactical Core U.S. II Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 100,341	$ -	$ -	$ 100,341
Money Market Fund	3,399	-	-	3,399
Total	$ 103,740	$ -	$ -	$ 103,740

Good Harbor Tactical Currency Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 104,924	$ -	$ -	$ 104,924
Total	$ 104,924	$ -	$ -	$ 104,924
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 5,972	$ -	$ 5,972

Liabilities*	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 7,132	$ -	$ 7,132

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.

Exchange Traded Securities - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts -  The Funds are subject to equity price risk in the normal course of pursuing their investment objectives.  To manage equity price risk, the Funds may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options Contracts -  The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The number of option contracts written and the premiums received by the Good Harbor Tactical Equity Income Fund for the period ended June 30, 2014, were as follows:

	Number of	Premiums
Call Options Written	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	7,671	746,639
Options closed	(1,602)	(119,137)
Options exercised	(3,547)	(261,345)
Options expired	-	-
Options outstanding, end of period	2,522	$ 366,157

The amounts of derivative instruments disclosed on the Portfolios of Investments at June 30, 2014 is a reflection of the volume of derivatives activity for the Funds.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date  8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/2014

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

8/27/2014